ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Ultra-Short Duration Bond Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literaturefixed. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated February 28, 2011, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: AUDAX	Class C: AUSCX	Class R: AUSRX	Institutional Class: AUDIX	Institutional Service Class: AUSIX

Objective

The objective of the Aberdeen Ultra-Short Duration Bond Fund (the "Ultra-Short Duration Bond Fund" or the "Fund") is to generate regular income and minimize fluctuations in fund value while maintaining a high level of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra-Short Duration Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 148 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	1.05%	1.05%	1.05%	1.05%	1.10%
Total Annual Fund Operating Expenses	1.50%	2.25%	1.75%	1.25%	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.85%	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.65%	1.40%	0.90%	0.40%	0.45%

1  The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.

2  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Ultra-Short Duration Bond Fund

Example

This Example is intended to help you compare the cost of investing in the Ultra-Short Duration Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ultra-Short Duration Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$489	$714	$1,049	$1,995
Class C shares	$243	$535	$1,045	$2,448
Class R shares	$92	$380	$785	$1,917
Institutional Class shares	$41	$223	$518	$1,356
Institutional Service Class shares	$46	$239	$545	$1,414

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$143	$535	$1,045	$2,448

Portfolio Turnover

The Ultra-Short Duration Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund will primarily invest in investment-grade fixed income securities (BBB rated minimum at the time of purchase), securities of the U.S. government, and its agencies and instrumentalities.

The Fund does not invest in non-investment grade securities; however, if an investment grade security is downgraded after purchase, the Fund may continue to hold the security at the discretion of the Fund's adviser.

The Fund will purchase securities (other than structured products) with a maximum maturity of three and a quarter years. The Fund will purchase structured products with a maximum average life of three and a quarter years. Under normal circumstances, the duration of the Fund will be one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Portfolio duration will be actively managed. The portfolio management team seeks to maintain a high level of liquidity in the portfolio and to stabilize the principal value of the Fund's assets. The portfolio management team will attempt to maximize yield within these constraints.

The Fund may invest in futures for hedging and/or to manage the Fund's interest rate exposure. To the extent that the Fund invests in futures with an underlying asset that meets the 80% policy previously noted, the futures position would be included in the 80% minimum.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks

The Ultra-Short Duration Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Credit Risk – a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk – changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Ultra-Short Duration Bond Fund may be required to invest the proceeds in securities with lower yields.

Market Risk – the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk – the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Ultra-Short Duration Bond Fund

Extension Risk – principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Futures Risk – futures are speculative and may hurt the Fund's performance. Futures may present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the future is linked changes in unexpected ways. The potential benefits to be derived from the Fund's futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

Performance information is not available for the Ultra-Short Duration Bond Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Ultra-Short Duration Bond Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Oliver Boulind	Senior Portfolio Manager	2008

Steve Cianci	Senior Portfolio Manager	2010

Mike Degernes	Senior Portfolio Manager	2005

Neil Moriarty	Senior Portfolio Manager	2005

Kam Poon	Portfolio Manager	2009

Purchase and Sale of Fund Shares

Each Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Ultra-Short Duration Bond Fund

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